T. ROWE PRICE Mid-Cap Value Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.5%
COMMUNICATION SERVICES 5.8%
Entertainment 0.3%
Madison Square Garden Sports (1) 219,577 39,383
39,383
Media 5.4%
DISH Network, Class A (1) 3,077,216 97,394
Fox, Class A  2,335,074 92,119
News, Class A  15,772,777 349,367
Paramount Global, Class B  5,388,851 203,752
Scholastic (2) 2,462,950 99,208
841,840
Wireless Telecommunication Services 0.1%
Telephone & Data Systems  554,372 10,466
10,466
Total Communication Services 891,689
CONSUMER DISCRETIONARY 2.7%
Diversified Consumer Services 0.6%
Strategic Education (2) 1,323,385 87,846
87,846
Hotels, Restaurants & Leisure 0.5%
Compass Group (GBP)  3,387,195 72,893
72,893
Household Durables 0.7%
Mohawk Industries (1) 821,583 102,041
102,041
Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren  1,262,582 143,227
143,227
Total Consumer Discretionary 406,007
CONSUMER STAPLES 8.5%
Beverages 0.7%
Carlsberg, Class B (DKK)  927,002 113,800
113,800
Food & Staples Retailing 1.4%
Sysco  2,617,927 213,754
213,754

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products 5.7%
Bunge  3,238,189 358,824
Campbell Soup  3,979,980 177,388
Flowers Foods (2) 12,985,516 333,857
Kraft Heinz  392,200 15,449
885,518
Household Products 0.7%
Kimberly-Clark  851,900 104,920
104,920
Total Consumer Staples 1,317,992
ENERGY 11.2%
Energy Equipment & Services 4.0%
Expro Group Holdings (1)(2) 7,206,000 128,123
NOV  7,501,637 147,107
SEACOR Marine Holdings (1)(2) 3,021,934 24,387
TechnipFMC (1)(2) 27,709,360 214,747
Tidewater (1)(2) 4,749,106 103,246
617,610
Oil, Gas & Consumable Fuels 7.2%
Cameco  11,337,633 329,925
Canadian Natural Resources  2,964,626 183,748
EQT  3,645,641 125,446
Equitrans Midstream  13,775,812 116,268
Imperial Oil  7,013,513 338,893
NAC Kazatomprom, GDR  874,653 27,691
1,121,971
Total Energy 1,739,581
FINANCIALS 16.8%
Banks 3.5%
Fifth Third Bancorp  7,040,460 303,021
Popular  1,367,679 111,794
Westamerica BanCorp (2) 2,223,303 134,510
549,325
Capital Markets 4.0%
Lazard, Class A  1,939,435 66,911
Northern Trust  1,857,272 216,279
State Street  3,963,616 345,310
628,500
Diversified Financial Services 1.0%
Groupe Bruxelles Lambert (EUR)  1,448,305 149,865
149,865

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance 8.1%
Brighthouse Financial (1) 1,787,046 92,319
Brown & Brown  3,273,605 236,583
CNA Financial  3,733,391 181,518
Kemper  2,521,190 142,548
Loews  5,517,300 357,631
Marsh & McLennan  484,760 82,613
RenaissanceRe Holdings  1,096,700 173,838
1,267,050
Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial  2,815,728 30,635
30,635
Total Financials 2,625,375
HEALTH CARE 12.1%
Biotechnology 1.5%
ACADIA Pharmaceuticals (1) 547,400 13,258
Alkermes (1) 3,584,387 94,305
BioMarin Pharmaceutical (1) 624,513 48,150
Galapagos (EUR) (1) 874,665 54,345
Incyte (1) 399,229 31,707
241,765
Health Care Equipment & Supplies 3.5%
Baxter International  1,656,900 128,476
DENTSPLY SIRONA  3,202,749 157,639
Hologic (1) 1,059,859 81,419
Zimmer Biomet Holdings  1,416,772 181,205
548,739
Health Care Providers & Services 7.1%
Cardinal Health  6,932,647 393,081
Centene (1) 1,460,349 122,947
Covetrus (1) 957,327 16,073
Fresenius (EUR)  2,536,118 93,117
Patterson (2) 7,166,020 231,964
Select Medical Holdings (2) 10,167,551 243,920
1,101,102
Total Health Care 1,891,606
INDUSTRIALS & BUSINESS SERVICES 6.1%
Aerospace & Defense 3.2%
Rolls-Royce Holdings (GBP) (1) 110,258,361 144,989
Textron  4,784,345 355,860
500,849

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics 0.5%
CH Robinson Worldwide  757,495 81,590
81,590
Airlines 0.0%
Southwest Airlines (1) 95,291 4,364
4,364
Commercial Services & Supplies 0.2%
Cintas  79,561 33,844
33,844
Machinery 1.6%
AGCO  305,755 44,649
PACCAR  2,308,297 203,292
247,941
Road & Rail 0.6%
JB Hunt Transport Services  448,541 90,063
90,063
Total Industrials & Business Services 958,651
INFORMATION TECHNOLOGY 1.1%
Electronic Equipment, Instruments & Components 0.8%
National Instruments  2,949,820 119,733
119,733
Semiconductors & Semiconductor Equipment 0.3%
Applied Materials  339,110 44,695
44,695
Total Information Technology 164,428
MATERIALS 11.1%
Chemicals 2.5%
Corteva  4,481,569 257,601
PPG Industries  359,083 47,065
Westlake  694,184 85,662
390,328
Construction Materials 1.7%
Summit Materials, Class A (1) 5,605,782 174,115
Vulcan Materials  526,046 96,635
270,750
Metals & Mining 6.9%
AngloGold Ashanti, ADR  6,366,500 150,823
Cia de Minas Buenaventura, ADR (1) 11,458,608 115,388
Franco-Nevada (CAD)  2,166,853 344,818
Freeport-McMoRan  4,417,468 219,725

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fresnillo (GBP)  14,495,684 138,770
Gold Fields, ADR  6,606,424 102,135
1,071,659
Total Materials 1,732,737
REAL ESTATE 7.2%
Equity Real Estate Investment Trusts 6.9%
Apartment Income REIT  207,033 11,068
Apartment Investment & Management, Class A, REIT (1)(2) 9,803,553 71,762
Equity Commonwealth, REIT (1)(2) 7,074,207 199,563
Equity Residential, REIT  1,347,467 121,164
Rayonier, REIT  5,953,631 244,813
Regency Centers, REIT  2,206,105 157,384
Weyerhaeuser, REIT  7,114,136 269,626
1,075,380
Real Estate Management & Development 0.3%
St. Joe  692,066 40,998
40,998
Total Real Estate 1,116,378
UTILITIES 7.1%
Electric Utilities 4.9%
FirstEnergy  9,560,089 438,426
PG&E (1) 27,493,991 328,278
766,704
Gas Utilities 1.1%
Atmos Energy  83,300 9,954
National Fuel Gas  2,428,128 166,812
176,766
Independent Power & Renewable Electricity Producers 0.2%
Vistra  1,483,263 34,486
34,486
Multi-Utilities 0.9%
CenterPoint Energy  4,456,860 136,558
136,558
Total Utilities 1,114,514
Total Miscellaneous Common Stocks  4.8% (3) 754,724
Total Common Stocks (Cost $10,083,120) 14,713,682

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CORPORATE BONDS 0.0%
Weatherford International, 11.00%, 12/1/24 (4) 3,701,000 3,858
Total Corporate Bonds (Cost $2,854) 3,858
SHORT-TERM INVESTMENTS 5.1%
Money Market Funds 5.1%
T. Rowe Price Government Reserve Fund, 0.29% (2)(5) 793,152,974 793,153
Total Short-Term Investments (Cost $793,153) 793,153
Total Investments in Securities 99.6%
(Cost $10,879,127) $ 15,510,693
Other Assets Less Liabilities 0.4% 57,241
Net Assets 100.0% $ 15,567,934
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$3,858 and represents 0.0% of net assets.
(5) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
DKK Danish Krone
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Apartment Investment & Management, Class A,
REIT  $ — $ (3,756) $ —
Equity Commonwealth, REIT  155 16,501 —
Expro Group Holdings  — 22,700 —
Flowers Foods  — (22,855) 2,727
Patterson  — 21,641 1,863
Scholastic  — 999 338
SEACOR Marine Holdings  — 13,632 —
Select Medical Holdings  — (53,123) 1,271
Strategic Education  — 11,113 764
TechnipFMC  — 44,208 —
Tidewater  — 52,383 —
Westamerica BanCorp  — 6,159 934
T. Rowe Price Government Reserve Fund, 0.29% — — 276
Totals $ 155 # $ 109,602 $ 8,173 +

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
Apartment Investment &
Management, Class A, REIT  $ * $ 1,542 $ — $ 71,762
Equity Commonwealth, REIT  184,556 1,472 2,966 199,563
Expro Group Holdings  * 17,395 — 128,123
Flowers Foods  356,712 — — 333,857
Patterson  210,323 — — 231,964
Scholastic  * 8,128 — 99,208
SEACOR Marine Holdings  9,245 1,510 — 24,387
Select Medical Holdings  284,141 12,902 — 243,920
Strategic Education  70,656 6,077 — 87,846
TechnipFMC  136,221 34,318 — 214,747
Tidewater  50,863 — — 103,246
Westamerica BanCorp  128,351 — — 134,510
T. Rowe Price Government
Reserve Fund, 0.29% 921,488 ¤ ¤ 793,153
Total $ 2,666,286 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $8,173 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,441,878.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Value Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Mid-Cap Value Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Mid-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F115-054Q1 03/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,368,163 $ 1,345,519 $ — $ 14,713,682
Corporate Bonds — 3,858 — 3,858
Short-Term Investments 793,153 — — 793,153
Total $ 14,161,316 $ 1,349,377 $ — $ 15,510,693